UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                    FORM N-Q
                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY




                 Investment Company Act file number  811-4781
                                                    -----------



                      SENTINEL PENNSYLVANIA TAX-FREE TRUST
                      ------------------------------------
               (Exact name of registrant as specified in charter)


                            ONE NATIONAL LIFE DRIVE
                              MONPELIER, VT 05604
                           -------------------------
               (Address of principal executive offices) (Zip code)



                     SENTINEL ADMINISTRATIVE SERVICE COMPANY
                            ONE NATIONAL LIFE DRIVE
                              MONTPELIER, VT 05604
                     ----------------------------------------
                     (Name and address of agent for service)



                                 (800) 282-3863
                                 --------------
               Registrant's telephone number, including area code



Date of fiscal year end:  11/30/04
                         ---------------



Date of reporting period: 08/31/04
                         ----------------

ITEM 1. SCHEDULE OF INVESTMENTS.




SENTINEL PENNSYLVANIA TAX-FREE TRUST
INVESTMENT IN SECURITIES
at August 31, 2004
------------------------------------------------------------------------------------
                                                      PRINCIPAL AMOUNT     VALUE
                                                         (M=$1,000)       (Note 1)
------------------------------------------------------------------------------------
BONDS 97.8%
PENNSYLVANIA 87.9%
Allegheny County G/O
        5.15%, 10/01/11 (FGIC)                              1000 M      $ 1,070,130

Carbon County
        3.9%, 07/15/14 (MBIA)                                520 M          525,543

Cornwall-Lebanon PA School District
        4.25%, 03/01/10 (MBIA)                              1000 M        1,055,210

Delaware River Port Authority, PA & NJ
        5.25%, 01/01/08 (AMBAC)                              500 M          547,315

Delaware Valley PA Regional Fin. Auth.
        5.5%, 08/01/28  (AMBAC)                             1000 M        1,123,410

Gettysburg PA Municipal Authority College
        5.375%, 08/15/13 (MBIA)                              670 M          769,689

Grove City PA Hospital Auth.
        5.25%, 07/01/12  (ACA)                               500 M          520,150

Jim Thorpe PA Area School District
        5.3%, 03/15/16 (MBIA)                               1500 M        1,707,000

Lehigh County PA G/O
        5%, 11/15/07                                         500 M          540,600

Lehigh County PA Industrial Dev. Auth. Pollution Control
        6.15%, 08/01/29 (MBIA)                              1000 M        1,059,080

Northampton County G/O
        5.75%, 10/01/13 (FSA)                               1000 M        1,179,440

Oxford Area School District
        5.25%, 02/15/10 (FGIC)                              1000 M        1,117,130


Pennsylvania Higher Educ. Facs.
        5.625%, 12/01/27  (MBIA)                            1000 M        1,088,150




                                      -1-



Pennsylvania Infrastruction Rev. Bond
        5.625%, 09/01/13 (MBIA)                             1000 M        1,086,860

Pennsylvania Intergovernmental Ref. B                        500 M          551,870
        5.25%, 06/15/12 (FGIC)

Pennsylvania State G/O
        5.375%, 05/15/16 (FGIC) (P/R)                        700 M          754,467

Pennsylvania State G/O
        6.25%, 07/01/11                                     1000 M        1,187,710

Pennsylvania State Ind'l. Dev. Auth.
        5.5%, 07/01/15 (AMBAC)                              1000 M        1,139,790

Pennsylvania State Ind'l. Dev. Auth. Econ. Dev.              500 M          552,910
        5.5%, 07/01/21(AMBAC)
PA State Turnpike Commn.
        5.25%, 12/01/07 (FGIC)                               640 M          700,992
        5.375%, 07/15/14 (AMBAC)                             500 M          560,375

Philadelphia Water & Waste
        6.25%, 08/01/11  (MBIA)                             1000 M        1,187,730
        6.25%, 08/01/12  (MBIA)                              500 M          598,870

Pittsburgh, PA Water & Sewer System Rev.
        6.5%, 09/01/13  (FGIC)                              1000 M        1,212,450

Pittsburgh Series A
        5.75%, 09/01/13 (FGIC)                              1000 M        1,141,610

Upper Darby PA School District
        5.0%, 02/15/09 (AMBAC)                               540 M          592,693

York County Solid Waste
        5.5%, 12/01/14  (FGIC)                              1000 M        1,165,260
                                                                       -------------
                                                                         24,736,434
                                                                       -------------
Puerto Rico 9.9%
Puerto Rico Children's Trust Fund
        6%, 07/01/26                                        1000 M        1,167,990
Puerto Rico Commonwealth Hwy & Transport
        5.5%, 07/01/36                                      1000 M        1,065,340
Puerto Rico Commonwealth Pub Imported
        5.125%, 07/01/30 (P/R)                               500 M          562,510
                                                                       -------------
                                                                          2,795,840
                                                                       -------------
Total Bonds
  (Cost $25,512,786)                                                     27,532,274
                                                                       -------------

--------------------------------------------------------------------------------
                                                    SHARES              VALUE
                                                                       (Note 1)
--------------------------------------------------------------------------------

Short-Term Investments 1.1%
BlackRock Pennsylvania Municipal Money Market
 Institutional Class
  (Cost $300,000)                                   300,000              300,000
                                                                    ------------


Total Investments
 (Cost $25,812,786)*                                                  27,832,274

Excess of Other Assets
 OVER LIABILITIES 1.1%                                                   299,071
                                                                    ------------
Net Assets                                                           $28,131,345
                                                                    ============


--------------------------------------------------------------------------------
* Cost for federal income tax purposes is substantially similar. At August 31, 2004, net unrealized appreciation for federal income tax purposes aggregated $2,019,488 of which $2,039,333 related to appreciated securities and $19,845 related to depreciated securities.

The following abbreviations are used in portfolio descriptions:
(ACA)   - ACA Financial Guaranty Corp.
(AMBAC) - Guaranteed by American Municipal Bond Association Corp.
(FGIC)  - Guaranteed by Financial Guaranty Insurance Co.
(FSA)   - Guaranteed by Financial Security Assurance Inc.
(MBIA)  - Guaranteed by Municipal Bond Investors Assurance Corp.
(P/R)   - Prerefunded
G/O     - General Obligation Bond

NOTE 1:

SECURITY VALUATION: Equity securities which are traded on a national or foreign securities exchange and over-the-counter securities listed in the NASDAQ National Market System are valued at the last reported sales price on the principal exchange on which they are traded on the date of determination. Securities for which no sale was reported on that date are valued at the mean between the last reported bid and asked prices. Over-the-counter securities not listed on the NASDAQ National Market System are valued at the mean of the current bid and asked prices. Fixed income securities are valued on the basis of valuations provided by independent pricing services. The independent pricing organization values the investments, taking into consideration characteristics of the securities, values of similar securities that trade on a regular basis, and other relevant market data. Securities for which market quotations are not readily available may be fair valued under procedures adopted by the Fund's board. The board has delegated this responsibility to a pricing committee, subject to their review and supervision. Short-term securities maturing in 60 days or less are stated at cost plus accrued interest earned which approximated market value, in accordance with the terms of a rule adopted by the Securities and Exchange Commission. The amortized cost method values a security at cost on the date of purchase and thereafter assumes a constant amortization to maturity of any discount or premium.






ITEM 2. CONTROLS AND PROCEDURES.

(a) The Registrant's President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "1940 Act")) were effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that materially affected, or were reasonably likely to materially affect, the Registrant's internal control over financial reporting.


ITEM 3. EXHIBITS.


SEPARATE CERTIFICATIONS FOR EACH PRINCIPAL EXECUTIVE OFFICER AND PRINCIPAL FINANCIAL OFFICER OF THE REGISTRANT AS REQUIRED BY RULE 30A-2(A) UNDER THE ACT (17 CFR 270.30A-2(A)). Filed herewith as an exhibit.

SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


         Sentinel Pennsylvania Tax-Free Trust

         By (Signature and Title)  /s/ JOHN M. GRAB, JR.,
                                  ----------------------------------------------
                                  John M. Grab, Jr.,
                                  Vice President & Chief Financial Officer

         Date  10/28/04
              -------------



         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

         By (Signature and Title)*  /S/ THOMAS H. MACLEAY,
                                    --------------------------
                                    Thomas H. Macleay,
                                    Chairman


         Date  10/28/04
              -------------

         By (Signature and Title)*   /s/ JOHN M. GRAB, JR.,
                                    --------------------------------------------
                                    John M. Grab, Jr.,
                                    Vice President & Chief Financial Officer

         Date  10/28/04
              -------------